Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information
5. Supplemental Balance Sheet Information
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2023	2022
Prepaid research and development expenses	$572	$4,509
Prepaid insurance	816	999
Prepaid compensation benefits	—	327
Tax incentive refund, net of reserve	—	269
Other current assets	570	1,008

Prepaid expenses and other current assets	$1,958	$7,112

Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2023	2022
Laboratory and office equipment	$5,973	$5,967
Leasehold improvements	629	629
Computer equipment	104	102

	6,706	6,698
Less: Accumulated depreciation and amortization	(4,421)	(3,804)
Impairment	(937)	—
Sale of assets	(1,348)	—

Property and equipment, net	$—	$2,894

Depreciation and amortization expense for the years ended December 31, 2023 and 2022 was $617 and $1,440, respectively.
Restricted Cash
As of December 31, 2023 and 2022, the Company had restricted cash as presented in the table below, which consists of cash used to secure a letter of credit for the benefit of the landlord in connection with the Company’s lease agreement as well as restricted cash related to the Company’s corporate credit card program. The cash will be restricted until the termination or modification of the lease arrangement and corporate credit card program, respectively.

	December 31,
	2023	2022
Restricted cash	$283	$283
Restricted cash, net of current portion	400	—

Accrued Expenses
Accrued expenses consisted of the following:

	December 31,
	2023	2022
Research and development expenses	$711	$6,122
Compensation and benefit costs	3,463	4,175
Consulting and professional fees	892	1,224
Other liabilities	383	211

	$5,449	$11,732